Inventories, Net	12 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Inventories, Net

Note 8 — Inventories, net

Inventories are stated at lower of cost or net realizable value, which is determined using the weighted average method.

	March 31,	March 31,
	2026	2025

Physical console game compact discs	$6,566,820	$5,936,223
IT hardware, computer accessories	25,842,304	-
Gaming hardware and accessories	7,329	-
Total inventories and digital inventories	$32,416,453	$5,936,223

For the years ended March 31, 2026, 2025 and 2024, the impairment for inventories amounted to $172,282, $211,356 and $468,941, respectively.